BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

a.	Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on March 31, 2025.

b.	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Company and of its wholly owned subsidiaries, BYND, Zigi Carmel and B.Y.B.Y.. B.Y.B.Y is owned directly through BYND and 24% of the shares of B.Y.B.Y. are held by a related party in trust for the Company for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights.

A subsidiary is an entity over which the Company has control, directly or indirectly, where control is defined as the power to govern the financial and operating policies of an enterprise so as to obtain benefits from its activities. A subsidiary is consolidated from the date upon which control is acquired by the Company and all intercompany transactions and balances have been eliminated on consolidation.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (continued)

c.	New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied:

● In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:

With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);

Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures that are used in public communications to share management’s views of various aspects of an entity’s performance, and which are derived from the statements of income and other comprehensive income;

Enhance the requirements for aggregation and disaggregation of financial statement amounts; and

Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there will be shifts of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily a shift of interest paid from operating activities to financing activities), we do not expect that the totality of our financial disclosure will be materially affected by the application of the new standard.

● In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is derecognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.

d.	Functional and presentation currency

The financial statements are presented in Canadian dollars. The functional currency of the Company is Canadian dollars and the functional currency of BYND, Zigi Carmel and B.Y.B.Y. is the New Israeli Shekel (“NIS”).

e.	Basis of Measurement

The financial statements were prepared based on the historical costs, except for financial instruments classified as fair value through profit and loss (“FVTPL”) and assets or liabilities for employee benefits, which are stated at their fair value, as explained in the accounting policies set out in Note 3. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

f.	Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to use judgment in applying its accounting policies and make estimates and assumptions about reported amounts at the date of the financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimating the fair value of share-based payment transactions

The Company utilizes a Black-Scholes model, or where appropriate, a Monte-Carlo Simulation to estimate the fair value of its share-based payments. In applying these models, management must estimate the expected future volatility of the Company’s estimated share price and makes such assumptions based on a proxy of publicly listed entities under an expectation that historical volatility is representative of the expected future volatility. Additionally, estimates have been made by management, in respect of the performance warrants, regarding the length of the vesting period as well as the number of performance warrants that are likely to vest.

Estimating the fair value of financial instruments

When the Company recognizes a financial instrument, where there is no active market for such an instrument, the Company utilizes alternative valuation methods. The Company utilizes inputs from observable markets to the extent that an appropriate market can be identified, but when there is a lack of such a market, the Company applies judgment to determine a fair value. Such judgments require those such as risk and volatility, of which changes in such assumptions may impact the fair value of the financial instrument.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (continued)

f.	Significant estimates and assumptions (continued)

Revenue Recognition

The Company uses significant judgment to assess whether performance obligations sold in a customer contract are considered distinct and should be accounted for as separate performance obligations. The company also applies significant judgement in determining whether a performance obligation was satisfied over time or at a point of time, depending on the transfer of the control of the goods or services. The Company recognizes revenue over time using input method, which recognizes revenue as performance of the contract progresses. Input method recognizes revenue based on an entity’s efforts or inputs toward satisfying a performance obligation relative to the total expected efforts or inputs required to satisfy the performance obligation. The Company applies significant judgment to determine the estimated hours to completion which affects revenue recognized for software development.

Income taxes

Provisions for income taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these income tax provisions at the end of each reporting period. However, it is possible that at some future date an additional liability could result from audits by tax authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made. Deferred tax assets are recognized when it is determined that the company is likely to recognize their recovery from the generation of taxable income.

Useful lives of property and equipment

Estimates of the useful lives of property and equipment are based on the period over which the assets are expected to be available for use. The estimated useful lives are reviewed annually and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence, and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of the relevant assets may be based on internal technical evaluation and experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of the equipment would increase the recorded expenses and decrease the non-current assets.

Impairment of Non-Financials Assets

The Company performs impairment tests on its long-lived assets, including property and equipment when new events or circumstances occur, or when new information becomes available relating to their recoverability. When the recoverable amount of each separately identifiable asset or cash generating unit (“CGU”) is less than its carrying value, the asset or CGU’s assets are written down to their recoverable amount with the impairment loss charged against profit or loss. A reversal of the impairment loss in a subsequent period will be charged against profit or loss if there is a significant reversal of the circumstances that caused the original impairment. The impairment will be reversed up to the amount of depreciated carrying value that would have otherwise occurred if the impairment loss had not occurred.

The CGU’s recoverable amount is evaluated using fair value less costs to sell calculations. In calculating the recoverable amount, the Company utilizes discounted cash flow techniques to determine fair value when it is not possible to determine fair value from active markets or a written offer to purchase. Management calculates the discounted cash flows based upon its best estimate of a number of economic, operating, engineering, environmental, political and social assumptions. Any changes in the assumptions due to changing circumstances may affect the calculation of the recoverable amount. There was no impairment recognized in the consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.

Convertible debt

The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether these elements are equity instruments or embedded derivatives which require bifurcation. In subsequent periods, the liability component is accounted for using (i) the fair value method, or (ii) the effective interest method, based on the expected maturity of the debt. The equity component is not remeasured, while embedded derivatives unless closely related to the host instruments, are recorded at fair value through the Consolidated Statement of Operations unless the convertible debt falls under FVTPL.

Other Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s financial statements include:

●	the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
●	the classification of financial instruments;
●	the assessment of revenue recognition using the five-step approach under IFRS 15 and the collectability of accounts receivable; and
●	the determination of the functional currency of the company.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)